Business activity	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Business activity

1. Business activity

Fusion Fuel Green plc (the “Parent” or “Company”) was incorporated in Ireland on April 3, 2020. The Company and its subsidiaries are collectively referred to as the “Group”. The registered office of the Company is 9 Pembroke Street Upper Dublin 2, D02 YX28, Ireland.

The Company manages a portfolio of diversified energy companies, with main activities in gas supply and hydrogen engineering services, delivered through its subsidiaries. Operations are centered on Al Shola Al Modea Gas Distribution LLC (“Al Shola Gas” or “ASG”) in the UAE, which provides end-to-end LPG solutions including consulting, design, supply, installation, operation, and maintenance of central gas systems, as well as the transportation and supply of LPG in both cylinder and bulk formats. Core customers include commercial buildings, mixed-use residential developments, shopping centers and food courts, industrial facilities, labor accommodations, catering units, and commercial kitchens. Activities span project management, preventive maintenance, metering and monitoring, leak detection and other safety systems, supported by the required local certifications and a substantial distribution footprint.

Prior to year-end 2024, the Company operated a green-hydrogen technology and project business centered on its miniaturized PEM electrolyzer (HEVO), commercialized as HEVO-Solar and HEVO-Chain. Due to capital constraints, these operations were discontinued during 2024, and Fusion Fuel Portugal, the Company’s primary operating business, filed for insolvency on 11 November 2024; legacy manufacturing and R&D activities have ceased and are being wound down through liquidation, a process that expected to be finalised in 2026.

In 2025 the Company established Bright Hydrogen Solutions Limited (“BrightHy”) to leverage accumulated know-how via a capital-light services model, providing advisory, engineering, equipment sourcing, EPC oversight, and O&M support for third-party hydrogen projects. BrightHy offers end-to-end, project-specific support from feasibility through operations, integrating electrolyzers, balance-of-system/plant, storage, fuel cells and supply infrastructure. BrightHy does not continue the operations or use the assets of the insolvent legacy entities; it repurposes expertise to support external projects.

Business activity changed significantly during 2024 as the former hydrogen manufacturing business was wound down and the Company pivoted to LPG distribution and engineered gas systems following the 26 November 2024 acquisition of a majority stake in Quality Industrial Corp. (“QIND”), the majority owner of Al Shola Gas. Today, the Company’s primary emphasis is LPG, a resilient, cash-generative platform via Al Shola Gas, while continuing to drive innovation in the renewable energy sector through BrightHy’s service-led green-hydrogen offering. Looking ahead, the Company intends to build a diversified energy services platform and is focusing on growth through strategic acquisitions alongside organic expansion.

The Company has a well-established risk management process which is managed through its management team, finance committee and board of directors. The key risks are evaluated throughout the period with key business leaders tasked to manage each risk as required. These risks are assessed through a risk matrix which evaluates each risk’s impact and likelihood.

Company history

The 2020 Merger

On June 6, 2020, the Company entered into a business combination agreement with HL Acquisitions Corp. (“HL”) and Fusion Welcome – Fuel S.A. (“Fusion Fuel”), which was amended and finalized on August 19, 2020 and consummated on December 10, 2020 (the “acquisition date”). The shareholders of HL and Fusion Fuel exchanged their interests for new ordinary shares of the Company, with Fusion Fuel considered the accounting acquirer and predecessor entity. Because HL was not considered a business, the transaction was accounted for as a reverse recapitalisation under which Fusion Fuel issued shares in exchange for HL’s net assets - principally cash of approximately $54 million (approximately €44.4 million) - and its listed status; the excess over the identifiable net assets was recognised as a listing expense under IFRS 2. In connection with the transaction the Company issued ordinary shares and warrants, and immediately following the acquisition date completed a private placement of 2,450,000 Class A ordinary shares at $10.25 per share for gross proceeds of approximately $25.1 million (approximately €20.7 million). The Company’s Class A ordinary shares and warrants trade on the NASDAQ Global Market under the symbols HTOO and HTOOW, respectively.

The Earn-Out

Pursuant to the business combination agreement, certain former Fusion Fuel shareholders who became service providers were eligible to receive up to 1,137,000 Class A ordinary shares and 1,137,000 warrants contingent upon the execution and performance of identified hydrogen purchase agreements by June 30, 2022. These were accounted for as equity-settled share-based payment awards under IFRS 2. No conditions were met and the earn-out expired on June 30, 2022.

Group expansion

During 2021, the Group expanded its footprint by entering into a joint venture in Spain to source, promote and develop projects in the green hydrogen sector and by establishing entities in Australia and the United States. In December 2024, as part of a strategic realignment, the Company completed the sale of its remaining interest in the Spanish joint venture.

Legacy Portuguese hydrogen entity (2021–2024)

From 2021 through 2024, the Company’s legacy hydrogen business, spearheaded by its primary operating subsidiary, Fusion Fuel Portugal, S.A., (“Fusion Fuel Portugal”, together with its subsidiaries, the “Legacy Hydrogen Entities”) concentrated on developing and commercializing its miniaturized PEM electrolyzer - the HEVO. Initially offered as HEVO-Solar with CPV modules, the product transitioned in 2023 to the modular HEVO-Chain platform, engineered for scalability, a smaller footprint, simpler installation/licensing, and operation on any electrical supply.

Revenue from electrolyzer system sales commenced in 2023 as the offering shifted to focus solely on HEVO-Chain for new client proposals. By year-end 2023, the Company had been contracted to supply its technology for projects within the range of 300 kW to 1.25 MW of electrolyzer capacity and to provide engineering and procurement services ranging from designs/specifications to balance-of-plant and turnkey delivery, generally contingent on government support or grant awards. In 2024, owing to insufficient funding, including the failure of a key investor to fulfill their subscription agreement (see below), the company ceased operations and Fusion Fuel Portugal entered into insolvency proceedings.

Hydrogenial Subscription Agreement

In August 2024, the Company signed a $33.5 million subscription agreement with Hydrogenial S.A. for new shares and warrants. The investor failed to fund by the agreed deadlines, and in November 2024 the Group filed a €27 million damages claim in Portugal. Discussions on funding obligations remain ongoing.

Insolvency of Fusion Fuel Portugal

In November 2024, Fusion Fuel Portugal entered insolvency proceedings in Portugal. As a result, the Group lost control over Fusion Fuel Portugal and its wholly owned subsidiaries, which were deconsolidated from the Group. Under Portuguese law, the Group, as a foreign parent, is not responsible for liabilities or claims arising after the commencement of the insolvency proceedings.

Acquisition of Quality Industrial Corp.

In November 2024, the Company acquired a 69.36% interest in QIND, a Nevada-based acquisition platform focused on the industrial, oil & gas, and utilities sectors. The transaction involved the issuance of ordinary and preferred shares, with the latter convertible into additional Class A shares upon shareholder and Nasdaq approval. At such point, the Convertible Shares will convert and QIND will become a wholly owned subsidiary of Parent.

Mid-year 2025 Developments

The following major developments occurred during the reporting period:

Capital and liquidity

On 13 January 2025, the Company issued senior convertible notes with an aggregate original principal of US$1.281 million and granted 2,292,040 warrants to purchase Class A ordinary shares; on the same date it established a Committed Equity Facility permitting, at the Company’s discretion and subject to customary conditions, primary issuances of up to US$25 million of Class A shares over time. There has been no drawdown of this facility to date.

On 3 March 2025, the Company completed a further placement of senior convertible notes with an aggregate original principal of US$1.3 million, together with 2,864,397 additional warrants.

On 16 May 2025, the Company launched an at-the-market (“ATM”) equity offering program with H.C. Wainwright; the program carried stated capacity of approximately US$2.064 million, and by 22 July 2025 the Company had issued shares up to that capacity (gross proceeds of US$2.063,999). Shelf capacity was extended in July following the company filing an updated prospectus (see subsequent events for more information).

Nasdaq Compliance

On 31 January 2025, the Company transferred its listing from the Nasdaq Global Market to the Nasdaq Capital Market and was granted an additional 180 days, to 28 July 2025, to regain compliance with the US$1.00 minimum bid price requirement.

At the Annual General Meeting, shareholders approved all proposals, including the authority to implement a reverse share split and increase authorized share capital - measures aimed at restoring compliance with Nasdaq’s listing requirements. The reverse split would take affect after the reporting period (see subsequent events).

Acquisition Plans

On 9 April 2025, the Company signed a non-binding letter of intent (LOI) to acquire 100% of the share capital of a privately held UK-based fuel distribution company (the “Target”) for total consideration of approximately £50 million (approximately €57 million). The Target generated approximately £42 million revenue and £6.8 million net income in the financial year ending April 2025. The transaction remains subject to due diligence, definitive agreement execution, and regulatory approvals. This LOI has since been formalized into heads of terms for the proposed acquisition. The heads of terms reiterated the transaction structure, highlighted the financial performance metrics of the Target, and confirmed that the definitive agreements would include customary shareholder, regulatory, and contractual provisions.

Operating developments

On 17 February 2025, the Company incorporated BrightHy in Ireland as a wholly owned subsidiary to provide a platform for a hydrogen solutions business encompassing engineering advisory, equipment sourcing, and project oversight services.